Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share (EPS)	Note 11
Earnings Per Share (EPS)
The following table reflects the income and share data used in the basic and diluted EPS calculations:

EUR'000	2025	2024	2023
Profit attributable to ordinary equity holders of the parent for basic earnings	280,184	65,069	11,498

Thousands	2025	2024	2023
Weighted average number of ordinary shares for basic EPS	350,508	345,979	201,362
Effect of dilution from share-based payments programme	4,182	980	1,861
Weighted average number of ordinary shares adjusted for the effect of dilution¹	354,690	346,959	203,223
The weighted average number of ordinary shares considers the weighted average effect of treasury shares during the period.
During 2024, the weighted average number of ordinary shares was also affected by the issuance of shares in connection with a private placement on 15 February 2024, resulting in the issuance of 39.5 million shares, a private placement on 26 June 2024, resulting in the issuance of 28 thousand shares and the share buy-back programme, resulting in the repurchase of 215 thousand shares.
In December 2023, 114 million shares were issued in connection with the business combination with Eneti.
There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these consolidated financial statements.
[1]The weighted average number of shares considers the weighted average effect of share-based payments during the year.
Accounting policies
The Company calculates Basic EPS by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing the profit attributable to ordinary holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.